United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2010 (unaudited)

Shares		Value
	COMMON STOCKS – 78.0%
	Consumer Discretionary – 9.6%
44,788	Bob Evans Farms, Inc.	1,144,333
406,560	Comcast Corp., Class A	6,960,307
347,045	Cooper Tire & Rubber Co.	5,618,659
261,295	Foot Locker, Inc.	3,067,603
97,980	Genuine Parts Co.	4,108,301
158,915	Home Depot, Inc.	4,419,426
52,500	Leggett and Platt, Inc.	1,006,425
127,835	Meredith Corp.	3,740,452
73,370	Omnicom Group, Inc.	2,568,684
163,700	Regal Entertainment Group	2,015,147
29,980	Time Warner Cable, Inc.	1,547,268
85,400	Time Warner, Inc.	2,560,292
33,340	Viacom, Inc., Class B	1,047,543
	TOTAL	39,804,440
	Consumer Staples – 8.3%
90,615	Altria Group, Inc.	2,022,527
47,173	Archer-Daniels-Midland Co.	1,451,985
29,930	Dr. Pepper Snapple Group, Inc.	1,102,022
22,020	Kimberly-Clark Corp.	1,418,088
260,460	Kroger Co.	5,138,876
27,640	McCormick & Co., Inc.	1,102,007
61,780	Molson Coors Brewing Co., Class B	2,691,137
40,270	Nu Skin Enterprises, Inc., Class A	1,029,704
56,735	Philip Morris International, Inc.	2,918,448
84,815	Procter & Gamble Co.	5,060,911
78,405	Reynolds American, Inc.	4,276,209
128,460	Wal-Mart Stores, Inc.	6,440,984
	TOTAL	34,652,898
	Energy – 9.8%
156,690	Chevron Corp.	11,620,130
224,280	ConocoPhillips	11,759,001
158,310	ENI SpA, ADR	6,276,992
127,375	EnCana Corp.	3,501,539
39,425	Marathon Oil Corp.	1,202,068
93,285	Ship Finance International Ltd.	1,633,420
40,445	Teekay Shipping Corp.	983,218
86,220	Total SA, ADR	4,022,163
	TOTAL	40,998,531
	Financials – 7.2%
108,953	Ace Ltd.	5,825,717
53,515	American Express Co.	2,133,643
97,370	American Financial Group, Inc.	2,801,335
121,205	Assurant, Inc.	4,431,255
7,740	BlackRock, Inc.	1,098,693
73,785	Chubb Corp.	4,067,029
320,490	Hospitality Properties Trust	6,265,579
12,755	M & T Bank Corp.	1,092,338

Shares		Value
43,805	The Travelers Cos., Inc.	2,145,569
	TOTAL	29,861,158
	Health Care – 12.3%
27,620	Abbott Laboratories	1,362,771
18,600	Bayer AG, ADR	1,131,624
175,428	Bristol-Myers Squibb Co.	4,575,162
307,870	Cardinal Health, Inc.	9,223,785
85,350	Covidien PLC	3,016,269
125,630	Eli Lilly & Co.	4,216,143
52,375	Johnson & Johnson	2,986,422
219,405	Merck & Co., Inc.	7,714,280
22,500	Novartis AG, ADR	1,181,025
575,700	PDL BioPharma, Inc.	3,258,462
523,620	Pfizer, Inc.	8,341,267
21,100	Teleflex, Inc.	1,014,066
102,565	UnitedHealth Group, Inc.	3,253,362
	TOTAL	51,274,638
	Industrials – 10.1%
95,265	Cooper Industries PLC	4,009,704
83,330	Deere & Co.	5,272,289
99,495	Dover Corp.	4,453,396
1,103,375	General Electric Co.	15,976,870
32,975	Honeywell International, Inc.	1,288,993
55,755	Parker-Hannifin Corp.	3,298,466
92,175	Tyco International Ltd.	3,436,284
67,940	United Parcel Service, Inc.	4,334,572
	TOTAL	42,070,574
	Information Technology – 6.5%
93,655	IBM Corp.	11,541,106
80,580	Microchip Technology, Inc.	2,231,260
431,135	Microsoft Corp.	10,123,050
381,410	Nokia Oyj, Class A, ADR	3,264,869
	TOTAL	27,160,285
	Materials – 3.0%
43,380	Dow Chemical Co.	1,057,171
15,605	Freeport-McMoran Copper & Gold, Inc.	1,123,248
48,340	PPG Industries, Inc.	3,182,222
120,825	RPM International, Inc.	2,041,942
67,480	Rio Tinto PLC, ADR	3,403,016
49,175	Sonoco Products Co.	1,546,554
	TOTAL	12,354,153
	Telecommunication Services – 5.8%
503,020	AT&T, Inc.	13,596,631
74,100	BCE, Inc.	2,314,884
28,670	TELUS Corp.	1,127,018
287,380	Vodafone Group PLC, ADR	6,948,848
	TOTAL	23,987,381
	Utilities – 5.4%
257,630	CMS Energy Corp.	4,508,525
173,280	DPL, Inc.	4,387,450
27,600	DTE Energy Co.	1,293,060

Shares			Value
51,990		NICOR, Inc.	2,198,657
32,955		National Grid PLC, ADR	1,389,712
49,960		Northeast Utilities Co.	1,447,341
72,450		ONEOK, Inc.	3,108,830
128,465		Public Service Enterprises Group, Inc.	4,105,741
		TOTAL	22,439,316
		TOTAL COMMON STOCKS (IDENTIFIED COST $309,438,212)	324,603,374
		Preferred Stocks – 13.2%
		Financials – 12.2%
82,165		Citigroup, Inc., Conv. Pfd., $7.35 Annual Dividend	9,403,784
189,500	[1]	Credit Suisse (USA), Inc., PERCS	4,421,035
238,000	[1]	Credit Suisse (USA), Inc., PERCS	4,906,370
182,500	[1]	Credit Suisse (USA), Inc., PERCS	9,388,712
279,500	[1]	Goldman Sachs Group, Inc., PERCS	3,510,800
164,300	[1,2,3]	Goldman Sachs Group, Inc., PERCS	4,101,914
310,000	[1,2,3]	Goldman Sachs Group, Inc., PERCS, Series 144A	3,870,660
423,980		XL Capital Ltd., Conv. Pfd., $2.69 Annual Dividend	11,477,139
		TOTAL	51,080,414
		Utilities – 1.0%
71,805		PPL Corp., Conv. Pfd., $4.91 Annual Dividend	4,082,832
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $63,712,441)	55,163,246
		Purchased PUT Options – 0.1%
37,820,000		EUR PUT/USD CALL, Exercise Price $1.19, Expiration Date 11/22/2010	281,003
14,400,000		GBP PUT/USD CALL, Exercise Price $1.37, Expiration Date 11/22/2010	24,048
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,517,070)	305,051
		MUTUAL FUNDS – 9.4%;4
27,882,910	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	27,882,910
1,749,848		High Yield Bond Portfolio	11,164,033
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $37,180,087)	39,046,943
		TOTAL INVESTMENTS — 100.7% (IDENTIFIED COST $411,847,810)[6]	419,118,614
		OTHER ASSETS AND LIABILITIES - NET — (0.7)%[7]	(2,972,985)
		TOTAL NET ASSETS — 100%	$416,145,629

At August 31, 2010, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
GBP CALL/USD PUT	November 2010	$1.512	14,400,000	$(443,232)
EUR CALL/USD PUT	November 2010	$ 1.316	37,820,000	$(338,489)
(PREMIUMS RECEIVED $1,153,498)				$(781,721)

Value of Written Call Options is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $7,972,574, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $7,972,574, which represented 1.9% of total net assets.
4	Affiliated companies.

5	7-Day net yield.
6	At August 31, 2010, the cost of investments for federal tax purposes was $411,847,810. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from written options was $7,270,804. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,734,162 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,463,358.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$271,137,072	$ —	$ —	$271,137,072
International	53,466,302	—	—	53,466,302
Preferred Stock
Domestic	13,486,616	30,199,491	—	43,686,107
International	11,477,139	—	—	11,477,139
Purchased Put Options	—	305,051	—	305,051
Mutual Funds	39,046,943	—	—	39,046,943
TOTAL SECURITIES	$388,614,072	$30,504,542	$ —	$419,118,614
OTHER FINANCIAL INSTRUMENTS*	$ —	$(781,721)	$ —	$(781,721)
*	Other financial instruments include written call option contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010